UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: January 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 35.3%
FFCB
0.270%, 03/22/12 (A)	$15,000	$15,000
0.500%, 05/02/12 (A)	25,000	25,039
FHLB
0.300%, 11/23/11	20,000	20,000
0.230%, 02/28/12 (A)	27,000	27,007
0.225%, 06/01/12	25,000	25,000
0.375%, 07/24/12	10,000	9,999
0.350%, 08/10/12	20,000	20,000
0.375%, 10/03/12	5,000	5,000
0.330%, 10/23/12	15,000	15,000
0.400%, 11/09/12	10,000	10,000
FHLMC
0.070%, 11/09/11 (A)	25,000	25,000

Total U.S. Government Agency Obligations (Cost $197,045 (000))		197,045

Corporate Bonds — 4.5%
Bank of America MTN (A)
1.005%, 12/02/11	25,000	25,018

Total Corporate Bonds (Cost $25,018 (000))		25,018

Repurchase Agreements (B) — 60.2%
Deutsche Bank Securities
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $110,000,336 (collateralized by a U.S. Government obligation, par value $112,180,061, 0.500%, 10/18/13, with total market value $112,200,369)	110,000	110,000
Morgan Stanley Smith Barney
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $111,402,360 (collateralized by various U.S. Government and agency obligations ranging in par value from $700 to $30,000,000, 0.000% to 8.950%, 11/01/11 to 09/15/60, with total market value $113,990,184)	111,402	111,402
South Street Securities
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $115,000,383 (collateralized by a U.S. Government obligation, par value $120,646,177, 3.500%, 02/01/26, with total market value $117,300,001)	115,000	115,000

Total Repurchase Agreements (Cost $336,402 (000))		336,402

Total Investments — 100.0% (Cost $558,465 (000))†		$558,465

Percentages are based on net assets of $558,497 (000).

(A)	Variable Rate Security – The rate reported is the rate in effect at October 31, 2011.
(B)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

MTN — Medium Term Note

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

Description	Face Amount (000)	Value (000)
Corporate Bonds — 22.8%
Aerospace & Defense — 1.6%
Honeywell International
5.300%, 03/01/18	$1,400	$1,644
United Technologies
4.500%, 04/15/20	1,000	1,109

Total Aerospace & Defense		2,753

Agriculture — 1.2%
Cargill (A)
4.375%, 06/01/13	2,000	2,098

Total Agriculture		2,098

Banks — 0.6%
Citigroup
5.300%, 01/07/16	1,000	1,063

Total Banks		1,063

Building & Construction — 0.9%
CRH America
8.125%, 07/15/18	1,300	1,499

Total Building & Construction		1,499

Chemicals — 1.2%
Dow Chemical
6.000%, 10/01/12	1,000	1,043
4.250%, 11/15/20	1,000	1,029

Total Chemicals		2,072

Coatings/Paint — 0.3%
Sherwin-Williams
3.125%, 12/15/14	500	529

Total Coatings/Paint		529

Electrical Services & Equipment — 0.5%
Pacificorp
6.900%, 11/15/11	793	795

Total Electrical Services & Equipment		795

Electrical Utilities — 0.6%
Northeast Utilities
5.650%, 06/01/13	1,000	1,064

Total Electrical Utilities		1,064

Entertainment — 2.6%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,653
Viacom
5.625%, 09/15/19	1,500	1,721
Walt Disney MTN
4.500%, 12/15/13	1,000	1,084

Total Entertainment		4,458

Financial Services — 4.8%
American Honda Finance (A)
3.500%, 03/16/15	500	524
Boeing Capital
6.500%, 02/15/12	1,000	1,017
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,106

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
John Deere Capital MTN
2.800%, 09/18/17	$1,350	$1,416
Lehman Brothers Holdings MTN (B)
6.875%, 05/02/18	1,500	386
Morgan Stanley MTN
5.550%, 04/27/17	970	975
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,679

Total Financial Services		8,103

Food, Beverage & Tobacco — 0.8%
Coca-Cola (A)
3.300%, 09/01/21	1,000	1,036
PepsiCo
3.100%, 01/15/15	250	266

Total Food, Beverage & Tobacco		1,302

Household Products — 1.5%
Procter & Gamble
1.375%, 08/01/12	2,500	2,515

Total Household Products		2,515

Industrials — 0.7%
Praxair
2.125%, 06/14/13	1,100	1,124

Total Industrials		1,124

Medical Products & Services — 1.3%
Humana
7.200%, 06/15/18	1,425	1,664
Medco Health Solutions
7.250%, 08/15/13	500	546

Total Medical Products & Services		2,210

Oil Exploration & Production — 0.5%
Anadarko Petroleum
5.000%, 10/01/12	850	876

Total Oil Exploration & Production		876

Retail — 1.0%
Target
5.375%, 05/01/17	1,000	1,177
Yum! Brands
6.250%, 04/15/16	500	584

Total Retail		1,761

Telephones & Telecommunication — 0.9%
GTE
6.840%, 04/15/18	445	530
SBC Communications
5.875%, 08/15/12	1,000	1,040

Total Telephones & Telecommunication		1,570

Transportation Services — 1.8%
CSX
3.700%, 10/30/20	2,000	2,058

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

Description	Face Amount (000)	Value (000)
Transportation Services — (continued)
United Parcel Service
3.875%, 04/01/14	$1,000	$1,072

Total Transportation Services		3,130

Total Corporate Bonds (Cost $37,635 (000))		38,922

Municipal Bonds — 21.8%
Arkansas State, Development Finance Authority
5.210%, 04/01/23	1,020	1,124
Borough of North Slope Alaska
5.126%, 06/30/20	1,000	1,131
City & County of San Francisco, California
4.600%, 06/15/20	1,000	1,096
City of Austin, Texas
5.086%, 11/15/25	500	529
City of Cape Coral, Florida
6.369%, 10/01/24	1,500	1,598
City of Dallas, Texas
4.660%, 02/15/24	1,000	1,055
4.589%, 02/15/21	1,000	1,113
4.489%, 02/15/20	500	557
4.389%, 02/15/19	500	557
City of Lafayette, Louisiana, Ser A
7.230%, 03/01/34	1,000	1,041
City of New York, New York, Sub-Ser G-2
3.500%, 03/01/16	1,500	1,596
Clark County School District Finance
5.200%, 06/01/26	2,000	2,102
County of Cumberland, North Carolina
6.100%, 11/01/25	1,000	1,112
County of Guilford, North Carolina
4.641%, 08/01/22	1,000	1,164
County of Pierce, Washington
4.700%, 08/01/21	1,085	1,211
County of St. Louis, Missouri
5.200%, 12/01/28	2,000	2,039
East Baton Rouge, Louisiana, Sewerage Commission
3.543%, 02/01/16	1,000	1,041
Florida State Board of Education, Lottery Revenue
5.541%, 07/01/21	1,000	1,109
5.391%, 07/01/20	400	446
Florida State Board of Education, Ser G
4.650%, 06/01/20	1,500	1,619
JEA, Florida Bulk Power Supply System
4.900%, 10/01/20	1,000	1,102
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby
5.250%, 09/01/26	1,830	1,982

Description	Face Amount (000)	Value (000)
Louisiana Local Government Environmental Facilities & Community Development Authority
6.080%, 12/15/25	$2,500	$2,768
Macomb Interceptor Drain District, Michigan
4.250%, 05/01/21	1,500	1,567
Metropolitan Transportation Authority
4.546%, 11/15/17	1,000	1,083
Pennsylvania State
4.450%, 02/15/20	1,500	1,658
Rollins College
5.750%, 12/01/20	1,500	1,661
State of California
5.250%, 08/01/38	1,000	1,017
State of Rhode Island
4.663%, 04/01/21	1,000	1,101

Total Municipal Bonds (Cost $34,597 (000))		37,179

U.S. Government Mortgage-Backed Obligations — 20.0%
FHLMC
7.000%, 12/01/14	2	2
7.000%, 04/01/15	4	4
5.500%, 08/01/21	301	325
5.500%, 10/01/36	487	528
5.000%, 01/01/13	225	231
5.000%, 10/01/16	211	224
5.000%, 04/01/22	463	499
5.000%, 04/01/23	275	295
4.500%, 05/01/24	939	998
FNMA
7.500%, 12/01/30	10	11
6.500%, 01/01/32	98	111
6.000%, 08/01/35	683	754
6.000%, 05/01/36	463	509
6.000%, 07/01/36	267	294
5.500%, 06/01/25	769	837
5.500%, 10/01/34	265	290
5.500%, 01/01/36	467	508
5.500%, 02/01/36	477	519
5.500%, 04/01/36	522	568
5.000%, 10/01/18	156	169
5.000%, 12/01/18	189	204
5.000%, 11/01/21	365	392
5.000%, 05/01/38	1,132	1,219
4.500%, 07/01/18	341	365
4.500%, 07/01/24	1,385	1,476
4.000%, 04/01/31	2,906	3,049
4.000%, 09/01/31	4,936	5,180
3.500%, 09/01/25	4,048	4,212
3.500%, 06/01/26	3,866	4,022
3.000%, 10/01/21	991	1,027
GNMA
7.500%, 08/15/12	1	1
7.500%, 12/20/29	2	2
6.500%, 09/15/13	4	5
6.500%, 03/15/31	17	19
6.500%, 07/15/31	379	434
6.000%, 05/15/28	1	1

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

Description	Face Amount (000)/Shares	Value (000)
GNMA — (continued)
6.000%, 09/15/34	$215	$241
6.000%, 11/15/34	89	100
6.000%, 12/15/34	120	135
5.500%, 01/15/36	854	950
5.500%, 04/15/36	479	532
5.000%, 09/15/17	99	108
5.000%, 12/15/17	177	193
5.000%, 10/15/18	16	18
5.000%, 11/15/18	11	12
5.000%, 01/15/19	325	355
5.000%, 03/15/33	15	16
5.000%, 04/15/33	10	11
5.000%, 06/15/33	46	50
5.000%, 04/15/38	1,384	1,523
4.500%, 02/15/20	482	521

Total U.S. Government Mortgage-Backed Obligations (Cost $32,594 (000))		34,049

U.S. Government Agency Obligations — 12.8%
FFCB
5.540%, 11/07/16	1,500	1,803
4.450%, 06/01/15	2,500	2,810
FHLB
5.000%, 12/09/16	1,000	1,175
2.750%, 03/13/15	1,750	1,861
2.250%, 04/13/12	1,500	1,514
FHLMC
5.250%, 04/18/16	1,000	1,178
FNMA
5.000%, 02/13/17	500	591
1.560%, 11/23/15	6,000	6,006
1.000%, 09/21/15	5,000	4,983

Total U.S. Government Agency Obligations (Cost $20,830 (000))		21,921

Exchange Traded Funds — 11.3%
iShares iBoxx High Yield Fund	87,250	7,790
iShares iBoxx Investment Grade
Corporate Bond Fund	100,685	11,548

Total Exchange Traded Funds (Cost $17,576 (000))		19,338

Cash Equivalents (C)— 8.9%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (D)	7,737,877	7,740
SEI Daily Income Trust Prime Obligations Fund, Cl A, 0.015%	7,411,887	7,412

Total Cash Equivalents (Cost $15,152 (000))		15,152

Commercial Paper — 1.8%
Dell, 0.250%, 04/02/2012	3,000	2,993

Total Commercial Paper (Cost $2,997 (000))		2,993

Total Investments — 99.4% (Cost $161,381 (000)) †		$169,554

Percentages are based on net assets of $170,600 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2011, the value of these securities amounted to $6,990 (000), representing 4.1% of the net assets.
(B)	Security is in default on interest payments.
(C)	The rate reported is the 7-day effective yield as of October 31, 2011.
(D)	Investment in affiliated security.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $161,381 (000), and the unrealized appreciation and depreciation were $9,442 (000) and $(1,269) (000), respectively.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities Corporate Bonds	$—	$38,922	$—	$38,922
U.S. Government Mortgage-Backed
Obligations	—	34,049	—	34,049
U.S. Government Agency Obligations	—	21,921	—	21,921
Exchange Traded Funds	19,338	—	—	19,338
Cash Equivalents	15,152	—	—	15,152
Commercial Paper	—	2,993	—	2,993
Municipal Bonds	—	37,179	—	37,179

Total Investments in Securities	$34,490	$135,064	$—	$169,554

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Common Stock — 98.6%
Aerospace & Defense — 2.5%
Northrop Grumman	29,000	$1,675
Raytheon	46,000	2,033

Total Aerospace & Defense		3,708

Automotive — 2.5%
Harsco	75,000	1,729
Johnson Controls	59,000	1,943

Total Automotive		3,672

Banks — 3.7%
Capital One Financial	45,000	2,055
PNC Financial Services Group	29,000	1,558
Wells Fargo	75,000	1,943

Total Banks		5,556

Cable/Media — 1.4%
Time Warner Cable	32,000	2,038

Total Cable/Media		2,038

Casinos & Gaming — 1.4%
International Game Technology	119,000	2,093

Total Casinos & Gaming		2,093

Chemicals — 4.1%
Cabot	53,000	1,600
Eastman Chemical	60,000	2,357
PPG Industries	25,000	2,160

Total Chemicals		6,117

Computers & Services — 2.5%
EMC *	85,840	2,104
NCR *	83,000	1,580

Total Computers & Services		3,684

Diversified Support Services — 1.4%
Cintas	70,000	2,092

Total Diversified Support Services		2,092

Drugs — 1.5%
Pfizer	116,000	2,234

Total Drugs		2,234

Electrical Utilities — 7.8%
Alliant Energy	60,000	2,447
Consolidated Edison	42,000	2,430
Entergy	31,000	2,144
FirstEnergy	57,000	2,563
SCANA	50,000	2,114

Total Electrical Utilities		11,698

Electronic Components & Equipment — 1.3%
Arrow Electronics *	54,000	1,947

Total Electronic Components & Equipment		1,947

Description	Shares	Value (000)
Engineering Services — 1.4%
KBR	73,000	$2,037

Total Engineering Services		2,037

Entertainment — 1.2%
Walt Disney	53,000	1,849

Total Entertainment		1,849

Financial Services — 1.2%
Discover Financial Services	79,000	1,861

Total Financial Services		1,861

Food, Beverage & Tobacco — 7.4%
Altria Group	82,000	2,259
Coca-Cola Enterprises	88,000	2,360
Constellation Brands, Cl A *	117,000	2,366
Kroger	88,000	2,040
Lorillard	19,000	2,102

Total Food, Beverage & Tobacco		11,127

Household Products — 3.0%
Energizer Holdings *	28,000	2,066
Snap-on	44,000	2,361

Total Household Products		4,427

Hypermarkets & Super Centers — 1.4%
Wal-Mart Stores	37,000	2,099

Total Hypermarkets & Super Centers		2,099

Information Technology — 1.6%
Accenture, Cl A	39,000	2,350

Total Information Technology		2,350

Insurance — 8.4%
ACE	34,000	2,453
American Financial Group	43,000	1,541
Chubb	36,000	2,414
HCC Insurance Holdings	73,000	1,942
Torchmark	67,500	2,763
WR Berkley	46,000	1,601

Total Insurance		12,714

Insurance Brokers — 1.5%
Marsh & McLennan	73,000	2,235

Total Insurance Brokers		2,235

Machinery — 1.0%
Kennametal	37,000	1,439

Total Machinery		1,439

Managed Health Care — 2.2%
UnitedHealth Group	70,000	3,360

Total Managed Health Care		3,360

Manufacturing — 2.6%
Eaton	42,000	1,882
Kraft Foods, Cl A	58,000	2,041

Total Manufacturing		3,923

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Medical Products & Services — 4.7%
Cardinal Health	59,000	$2,612
Humana	27,000	2,292
WellPoint	30,000	2,067

Total Medical Products & Services		6,971

Office Electronics — 0.7%
Xerox	133,000	1,088

Total Office Electronics		1,088

Paper & Paper Products — 1.6%
International Paper	86,000	2,382

Total Paper & Paper Products		2,382

Petroleum & Fuel Products — 7.4%
Apache	20,000	1,993
Chevron	26,000	2,731
Energen	44,000	2,159
Marathon Oil	78,000	2,030
Occidental Petroleum	23,000	2,138

Total Petroleum & Fuel Products		11,051

Petroleum Refining — 2.7%
Exxon Mobil	27,000	2,108
Marathon Petroleum	55,000	1,975

Total Petroleum Refining		4,083

Printing & Publishing — 1.3%
RR Donnelley & Sons	116,000	1,891

Total Printing & Publishing		1,891

Real Estate Investment Trust (REITs)— 1.4%
Rayonier	51,000	2,128

Total Real Estate Investment Trust (REITs)		2,128

Retail — 6.4%
Genuine Parts	42,000	2,412
Limited Brands	79,000	3,374
VF	27,000	3,732

Total Retail		9,518

Semi-Conductors & Instruments — 3.6%
Jabil Circuit	78,000	1,604
Kla-Tencor	52,000	2,449
Molex	56,000	1,382

Total Semi-Conductors & Instruments		5,435

Telephones & Telecommunication — 2.7%
AT&T	75,000	2,198
CenturyLink	53,000	1,869

Total Telephones & Telecommunication		4,067

Transportation Services — 1.5%
Norfolk Southern	30,000	2,220

Total Transportation Services		2,220

Description	Shares	Value (000)
Wholesale — 1.6%
AmerisourceBergen, Cl A	59,000	$2,407

Total Wholesale		2,407

Total Common Stock (Cost $132,142 (000))		147,501

Cash Equivalent (A)(B)— 1.5%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	2,290,634	2,291

Total Cash Equivalent (Cost $2,291 (000))		2,291

Total Investments — 100.1% (Cost $134,433 (000))†		$149,792

Percentages are based on net assets of $149,578 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
(B)	Investment in affiliated security.

Cl — Class

REIT — Real Estate Investment Trust

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $134,433 (000), and the unrealized appreciation and depreciation were $21,030 (000) and $(5,671) (000), respectively.

As of October 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Common Stock — 96.4%
Aerospace & Defense — 2.8%
Triumph Group	22,000	$1,278
United Technologies	14,000	1,092

Total Aerospace & Defense		2,370

Agriculture — 1.5%
CF Industries Holdings	8,000	1,298

Total Agriculture		1,298

Automotive — 1.0%
BorgWarner *	11,000	841

Total Automotive		841

Cable/Media — 2.1%
Comcast, Cl A	33,000	774
DIRECTV, Cl A *	21,000	954

Total Cable/Media		1,728

Casinos & Gaming — 1.1%
Wynn Resorts	7,000	930

Total Casinos & Gaming		930

Chemicals — 2.7%
Albemarle	22,000	1,172
EI Du Pont de Nemours	23,000	1,106

Total Chemicals		2,278

Computers & Services — 8.4%
Alliance Data Systems *	13,000	1,332
Apple *	5,000	2,024
International Business Machines	9,000	1,661
Qualcomm	23,000	1,187
Western Digital *	33,000	879

Total Computers & Services		7,083

Containers & Packaging — 1.2%
Ball	30,000	1,037

Total Containers & Packaging		1,037

Drugs — 4.7%
Abbott Laboratories	15,000	808
Bristol-Myers Squibb	46,000	1,453
Perrigo	8,000	723
Watson Pharmaceuticals *	14,000	940

Total Drugs		3,924

Entertainment — 1.4%
Viacom, Cl B	27,000	1,184

Total Entertainment		1,184

Financial Services — 2.5%
American Express	22,000	1,113
Moody’s	28,000	994

Total Financial Services		2,107

Food, Beverage & Tobacco — 5.0%
Hormel Foods	52,000	1,532
Hubbell, Cl B	19,000	1,136

Description	Shares	Value (000)

Food, Beverage & Tobacco — (continued)
Whole Foods Market	21,000	$1,515

Total Food, Beverage & Tobacco		4,183

Home Improvement Retail — 1.4%
Home Depot	32,000	1,146

Total Home Improvement Retail		1,146

Industrials — 1.4%
Cummins	12,000	1,193

Total Industrials		1,193

Information Technology — 1.6%
Oracle	40,000	1,311

Total Information Technology		1,311

Leasing & Renting — 1.1%
Bed Bath & Beyond *	15,000	928

Total Leasing & Renting		928

Machinery — 4.3%
Dover	19,000	1,055
Gardner Denver	19,000	1,469
Parker Hannifin	13,000	1,060

Total Machinery		3,584

Manufacturing — 0.8%
Green Mountain Coffee Roasters *	11,000	715

Total Manufacturing		715

Medical Products & Services — 10.4%
Amgen	13,000	745
Baxter International	14,000	770
Biogen Idec *	13,000	1,513
Celgene *	11,000	713
Cerner *	12,000	761
CIGNA	30,000	1,330
Cooper	10,000	693
Forest Laboratories *	35,000	1,095
Laboratory Corp of America Holdings *	14,000	1,174

Total Medical Products & Services		8,794

Metals & Mining — 1.1%
Cliffs Natural Resources	13,150	897

Total Metals & Mining		897

Petroleum & Fuel Products — 5.9%
Baker Hughes	16,000	928
National Oilwell Varco	20,000	1,427
Oceaneering International	32,000	1,338
Oil States International *	18,000	1,253

Total Petroleum & Fuel Products		4,946

Real Estate Investment Trusts (REITs) — 1.9%
American Campus Communities	19,000	740
Simon Property Group	7,000	899

Total Real Estate Investment Trusts (REITs)		1,639

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Retail — 17.1%
Coach	18,000	$1,171
Dollar Tree *	18,000	1,439
Panera Bread, Cl A *	9,000	1,203
Ralph Lauren, Cl A	13,000	2,064
Ross Stores	14,780	1,297
Starbucks	28,000	1,186
TJX	30,000	1,768
Tractor Supply	20,000	1,419
Under Armour, Cl A *	15,000	1,266
WW Grainger	9,000	1,542

Total Retail		14,355

Semi-Conductors & Instruments — 7.6%
Altera	36,000	1,365
Atmel *	90,000	950
Intel	60,000	1,472
Novellus Systems *	41,000	1,417
Xilinx	35,000	1,171

Total Semi-Conductors & Instruments		6,375

Systems Software — 1.3%
Symantec *	65,000	1,106

Total Systems Software		1,106

Telecommunication Services — 1.3%
eBay *	34,000	1,082

Total Telecommunication Services		1,082

Transportation Services — 3.4%
Joy Global	16,000	1,395
Union Pacific	15,000	1,494

Total Transportation Services		2,889

Utilities — 1.4%
Ametek	30,000	1,186

Total Utilities		1,186

Total Common Stock (Cost $67,329 (000))		81,109

Cash Equivalents (A) — 3.9%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (B)	3,127,527	3,128
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	155,232	155

Total Cash Equivalents (Cost $3,283 (000))		3,283

Total Investments — 100.3% (Cost $70,612 (000)) †		$84,392

Percentages are based on net assets of $84,160 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
(B)	Investment in Affiliated security.

Cl — Class

REIT — Real Estate Investment Trust

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $70,612 (000), and the unrealized appreciation and depreciation were $15,944 (000) and $(2,164) (000), respectively.

As of October 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON BURKENROAD FUND

Description	Shares	Value (000)
Common Stock — 97.6%
Aerospace & Defense — 1.8%
HEICO	25,000	$1,425

Total Aerospace & Defense		1,425

Apparel & Textiles — 1.9%
Oxford Industries	38,000	1,501

Total Apparel & Textiles		1,501

Banks — 7.5%
First Financial Bankshares	30,000	953
International Bancshares	70,000	1,268
Midsouth Bancorp	11,116	153
Prosperity Bancshares	25,000	962
Southside Bancshares	49,000	1,008
Teche Holding	5,000	159
Trustmark	60,000	1,328

Total Banks		5,831

Chemicals — 1.1%
TPC Group *	45,000	894

Total Chemicals		894

Commercial Services — 2.7%
Rollins	52,500	1,144
Team *	40,000	1,000

Total Commercial Services		2,144

Computer & Electronics Retail — 1.4%
RadioShack	90,000	1,072

Total Computer & Electronics Retail		1,072

Computer Software — 2.1%
Manhattan Associates *	38,000	1,609

Total Computer Software		1,609

Computers & Services — 1.5%
Adtran	35,000	1,176

Total Computers & Services		1,176

Correctional Institutions — 0.8%
Geo Group *	35,000	638

Total Correctional Institutions		638

Electrical Utilities — 1.8%
El Paso Electric	45,000	1,441

Total Electrical Utilities		1,441

Engineering Services — 1.7%
MasTec *	60,000	1,297

Total Engineering Services		1,297

Financial Services — 2.2%
Ezcorp, Cl A *	45,000	1,250
Invesco Mortgage Capital	30,000	474

Total Financial Services		1,724

Description	Shares	Value (000)
Food, Beverage & Tobacco — 5.6%
Cal-Maine Foods	38,000	$1,266
Flowers Foods	49,500	1,000
National Beverage	73,000	1,235
Sanderson Farms	18,000	891

Total Food, Beverage & Tobacco		4,392

Household Products — 1.8%
Tupperware Brands	25,000	1,414

Total Household Products		1,414

Insurance — 4.4%
Amerisafe *	50,000	1,078
Infinity Property & Casualty	18,000	1,043
ProAssurance	17,000	1,301

Total Insurance		3,422

Leasing & Renting — 2.8%
Aaron’s	31,500	843
Pier 1 Imports *	105,000	1,313

Total Leasing & Renting		2,156

Machinery — 1.2%
Sun Hydraulics	31,500	906

Total Machinery		906

Manufacturing — 1.7%
AZZ	30,000	1,340

Total Manufacturing		1,340

Medical Products & Services — 8.6%
Arthrocare *	45,000	1,357
Computer Programs & Systems	20,000	1,021
LHC Group *	45,000	706
Transcend Services *	50,000	1,366
US Physical Therapy	55,000	1,074
WellCare Health Plans *	23,000	1,127

Total Medical Products & Services		6,651

Metals & Mining — 1.6%
CARBO Ceramics	9,000	1,223

Total Metals & Mining		1,223

Office Furniture & Fixtures — 1.8%
Tech Data *	28,000	1,377

Total Office Furniture & Fixtures		1,377

Paper & Paper Products — 4.2%
Neenah Paper	45,000	743
Rock-Tenn, Cl A	17,000	1,006
Schweitzer-Mauduit International	22,000	1,547

Total Paper & Paper Products		3,296

Petroleum & Fuel Products — 10.3%
Gulf Island Fabrication	45,000	1,253
Hornbeck Offshore Services *	35,000	1,149
Petroquest Energy *	135,000	984
SEACOR Holdings	10,000	852

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON BURKENROAD FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
Stone Energy *	45,000	$1,093
Superior Energy Services *	35,000	984
W&T Offshore	65,000	1,280
Walter Energy	6,000	454

Total Petroleum & Fuel Products		8,049

Petroleum Refining — 1.4%
Western Refining *	70,000	1,118

Total Petroleum Refining		1,118

Printing & Publishing — 1.7%
Ennis	90,000	1,317

Total Printing & Publishing		1,317

Real Estate Investment Trusts (REITs) — 1.4%
EastGroup Properties	25,000	1,090

Total Real Estate Investment Trusts (REITs)		1,090

Retail — 13.6%
AFC Enterprises *	85,000	1,165
Brinker International	55,000	1,260
Carter’s *	35,000	1,333
Fossil *	10,000	1,037
Hibbett Sports *	38,000	1,565
Men’s Wearhouse	42,000	1,297
Pool	40,000	1,169
Sally Beauty Holdings *	90,000	1,727

Total Retail		10,553

Telecommunication Services — 0.8%
Earthlink	84,000	589

Total Telecommunication Services		589

Transportation Services — 5.3%
Alamo Group	50,000	1,192
International Shipholding	35,000	712
Kirby *	18,000	1,108
Landstar System	25,000	1,116

Total Transportation Services		4,128

Utilities — 2.9%
Cleco	35,000	1,291
Powell Industries *	30,000	1,008

Total Utilities		2,299

Total Common Stock (Cost $61,205 (000))		76,072

Cash Equivalent (A)(B) — 1.9%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	1,491,791	1,492

Total Cash Equivalent (Cost $1,492 (000))		1,492

Total Investments — 99.5% (Cost $62,697 (000)) †		$77,564

Percentages are based on net assets of $77,979 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
(B)	Investment in affiliated security.

Cl — Class

REIT — Real Estate Investment Trust

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $62,697 (000), and the unrealized appreciation and depreciation were $18,357 (000) and $(3,490) (000), respectively.

As of October 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Common Stock — 95.1%
Aerospace & Defense — 1.9%
Lockheed Martin	4,100	$311
Triumph Group (1)	6,000	349

Total Aerospace & Defense		660

Airlines — 1.0%
Alaska Air Group *	5,300	352

Total Airlines		352

Automotive — 0.9%
Standard Motor Products	21,000	327

Total Automotive		327

Banks — 3.4%
Capital One Financial	7,000	320
Commerce Bancshares	7,490	291
Community Bank System	11,890	304
Huntington Bancshares	52,000	269

Total Banks		1,184

Beauty Products — 1.0%
Estee Lauder, Cl A	3,600	354

Total Beauty Products		354

Broadcasting, Newspapers and Advertising — 1.1%
CBS, Cl B (1)	15,000	387

Total Broadcasting, Newspapers and Advertising		387

Cable/Media — 2.1%
Comcast, Cl A	14,500	340
DIRECTV, Cl A *	8,700	395

Total Cable/Media		735

Casinos & Gaming — 0.5%
Monarch Casino & Resort *	5,000	52
Multimedia Games Holding *	20,000	132

Total Casinos & Gaming		184

Chemicals — 2.3%
Ashland (1)	4,900	260
OM Group *	7,900	228
PPG Industries	3,600	311

Total Chemicals		799

Computer Software — 1.0%
Fair Isaac	12,700	347

Total Computer Software		347

Computers & Services — 6.4%
Alliance Data Systems *	3,500	359
Comtech Telecommunications	8,200	272
Dell *	21,000	332
Digi International *	14,900	191
International Business Machines (1)	2,200	406
Motorola Solutions	7,300	342
SanDisk (1)*	7,030	356

Total Computers & Services		2,258

Description	Shares	Value (000)
Consulting Services — 1.0%
Towers Watson, Cl A	5,100	$335

Total Consulting Services		335

Drugs — 6.0%
Abbott Laboratories	5,700	307
Bristol-Myers Squibb	10,000	316
Hi-Tech Pharmacal *	10,000	355
Medicis Pharmaceutical, Cl A	8,000	306
Pfizer (1)	15,500	299
Viropharma *	9,400	190
Watson Pharmaceuticals *	4,750	319

Total Drugs		2,092

Electrical Utilities — 1.8%
American Electric Power	8,000	314
Public Service Enterprise	9,400	317

Total Electrical Utilities		631

Electronic Components & Equipment — 0.9%
Newport *	22,700	314

Total Electronic Components & Equipment		314

Engineering Services — 0.8%
URS *	7,500	268

Total Engineering Services		268

Financial Services — 2.5%
Cash America International	5,300	290
Discover Financial Services (1)	14,600	344
NASDAQ OMX Group *	10,000	251

Total Financial Services		885

Food, Beverage & Tobacco — 3.6%
Cal-Maine Foods	8,800	293
Hormel Foods (1)	10,300	304
Kroger (1)	13,300	308
Tyson Foods, Cl A (1)	18,300	353

Total Food, Beverage & Tobacco		1,258

Homefurnishing Retail — 0.9%
Williams-Sonoma (1)	8,800	330

Total Homefurnishing Retail		330

Industrials — 0.6%
Tyco International	4,300	196

Total Industrials		196

Information Technology — 1.5%
CACI International, Cl A *	5,600	307
Oracle	6,400	210

Total Information Technology		517

Insurance — 1.8%
American Financial Group (1)	9,800	351
Assurant	6,700	258

Total Insurance		609

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Leasing & Renting — 1.1%
Bed Bath & Beyond *	6,200	$383

Total Leasing & Renting		383

Machinery — 2.8%
Kennametal	8,900	346
Lydall *	22,500	247
Timken (1)	8,750	368

Total Machinery		961

Managed Health Care — 0.7%
UnitedHealth Group	5,200	250

Total Managed Health Care		250

Manufacturing — 0.8%
Eaton	6,200	278

Total Manufacturing		278

Medical Products & Services — 7.0%
Amgen	5,600	321
Cambrex *	25,000	138
Cardinal Health	8,700	385
Cooper (1)	6,150	426
Coventry Health Care *	10,900	347
Health Net (1)*	12,200	339
Humana (1)	5,750	488

Total Medical Products & Services		2,444

Office Furniture & Fixtures — 0.8%
Insight Enterprises *	16,400	277

Total Office Furniture & Fixtures		277

Packaged Foods & Meats — 1.0%
Smithfield Foods *	14,500	332

Total Packaged Foods & Meats		332

Paper & Paper Products — 3.9%
Buckeye Technologies (1)	16,300	493
Domtar	3,300	270
International Paper	10,950	304
KapStone Paper and Packaging *	18,000	295

Total Paper & Paper Products		1,362

Petroleum & Fuel Products — 4.3%
Chevron	3,100	326
Diamond Offshore Drilling	4,600	301
Helix Energy Solutions Group *	23,100	417
National Oilwell Varco (1)	6,500	464

Total Petroleum & Fuel Products		1,508

Petroleum Refining — 2.8%
ConocoPhillips (1)	4,400	306
Tesoro (1)*	14,000	363
Valero Energy (1)	13,000	320

Total Petroleum Refining		989

Retail — 14.6%
ANN (1)*	11,000	293
Arctic Cat *	11,200	227
Ascena Retail Group (1)*	11,200	324

Description	Shares	Value (000)
Retail — (continued)
Brinker International (1)	12,800	$293
Finish Line, Cl A	18,000	362
Foot Locker (1)	14,600	319
HOT Topic	38,000	287
Kohl’s	5,900	313
Limited Brands (1)	10,250	438
Macy’s (1)	13,650	417
PetSmart (1)	7,640	359
Polaris Industries	6,900	437
Ross Stores	2,830	248
Sturm Ruger	11,600	352
TJX	6,790	400

Total Retail		5,069

Semi-Conductors & Instruments — 5.9%
Altera	8,980	340
Jabil Circuit	17,600	362
Kla-Tencor	8,000	377
Kulicke & Soffa Industries *	44,000	425
LSI (1)*	44,400	277
Nanometrics *	15,500	262

Total Semi-Conductors & Instruments		2,043

Telecom Services — 1.1%
NeuStar, Cl A *	11,700	372

Total Telecom Services		372

Telephones & Telecommunication — 1.7%
AT&T	9,600	281
Verizon Communications	8,300	307

Total Telephones & Telecommunication		588

Transportation Services — 2.7%
Con-way	7,900	233
Joy Global	4,300	375
Ryder System (1)	6,750	344

Total Transportation Services		952

Wholesale — 0.9%
AmerisourceBergen, Cl A	7,400	302

Total Wholesale		302

Total Common Stock (Cost $28,438 (000))		33,132

Cash Equivalents (A) — 13.1%
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	2,548,737	2,549
Federated Prime Obligations Fund, Cl I, 0.170%	1,549,737	1,550
AIM Short-Term Investments Money Market, 0.020%	447,583	447

Total Cash Equivalents (Cost $4,546 (000))		4,546

Total Investments — 108.2% (Cost $32,984 (000)) †		$37,678

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Securities Sold Short — (7.3)%
Common Stock — (7.3)%
Advertising Agencies — (0.2)%
Lamar Advertising, Cl A*	(3,700)	$(83)

Total Advertising Agencies		(83)

Apparel Retail — (0.2)%
Urban Outfitters*	(2,300)	(63)

Total Apparel Retail		(63)

Automotive — (0.2)%
Drew Industries	(2,800)	(67)

Total Automotive		(67)

Chemicals — (0.2)%
Kraton Performance Polymers*	(3,400)	(67)

Total Chemicals		(67)

Computer Software — (0.8)%
Advent Software*	(3,300)	(90)
Citrix Systems*	(1,300)	(95)
Parametric Technology*	(4,400)	(92)

Total Computer Software		(277)

Computers & Services — (1.2)%
Blue Coat Systems*	(3,100)	(50)
JDS Uniphase*	(5,700)	(68)
Juniper Networks*	(2,200)	(54)
Oplink Communications*	(3,800)	(62)
Riverbed Technology*	(3,100)	(86)
Viasat*	(2,100)	(89)

Total Computers & Services		(409)

Consumer Electronics — (0.2)%
Universal Electronics*	(4,300)	(80)

Total Consumer Electronics		(80)

Consumer Products — (0.2)%
Skechers U.S.A., Cl A*	(4,000)	(57)

Total Consumer Products		(57)

E-Commerce — (0.2)%
Blue Nile*	(1,500)	(68)

Total E-Commerce		(68)

Educational Services — (0.2)%
Capella Education*	(1,500)	(52)

Total Educational Services		(52)

Electrical Components & Equipment — (0.2)%
DTS*	(2,300)	(64)

Total Electrical Components & Equipment		(64)

Engineering Services — (0.2)%
AECOM Technology*	(3,400)	(71)

Total Engineering Services		(71)

Financial Services — (0.2)%
Stifel Financial*	(2,600)	(83)

Total Financial Services		(83)

Home Furnishings — (0.2)%
Mohawk Industries*	(1,600)	(84)

Total Home Furnishings		(84)

Information Technology — (0.2)%
Digital River*	(3,500)	(64)

Total Information Technology		(64)

Insurance — (0.1)%
Genworth Financial, Cl A*	(4,170)	(27)

Total Insurance		(27)

Manufacturing — (0.2)%
Seneca Foods, Cl A*	(3,400)	(71)

Total Manufacturing		(71)

Description	Shares	Value (000)
Medical Products & Services — (0.8)%
Life Technologies*	(1,800)	$(73)
NuVasive*	(3,300)	(49)
SonoSite*	(2,400)	(75)
Varian Medical Systems*	(1,400)	(82)

Total Medical Products & Services		(279)

Petroleum & Fuel Products — (0.4)%
Alpha Natural Resources*	(2,300)	(55)
Dril-Quip*	(1,100)	(72)

Total Petroleum & Fuel Products		(127)

Real Estate — (0.2)%
Forestar Group*	(6,200)	(80)

Total Real Estate		(80)

Semi-Conductors & Instruments — (1.0)%
Advanced Energy Industries*	(5,200)	(49)
Benchmark Electronics*	(4,200)	(58)
Cree*	(1,360)	(36)
Plexus*	(2,000)	(51)
TTM Technologies*	(6,900)	(77)
Ultratech*	(3,700)	(81)

Total Semi-Conductors & Instruments		(352)

Total Common Stock (Proceeds $(2,551)(000))		(2,525)

Total Securities Sold Short—(7.3)%
(Proceeds $(2,551)(000))		$(2,525)

Percentages are based on net assets of $34,825 (000).

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate shown is the 7-day effective yield as of October 31, 2011.

Cl — Class

†	At October 31, 2011, the tax basis cost of the Fund’s investments, excluding securities sold short, was $32,984 (000), and the unrealized appreciation and depreciation were $5,255 (000) and $(561) (000), respectively.

As of October 31, 2011, all of the Fund’s investments and securities sold short are Level 1 in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Common Stock — 93.2%
Australia — 2.7%
BHP Billiton ADR	43,600	$3,404

Total Australia		3,404

Austria — 5.5%
Conwert Immobilien Invest	123,700	1,700
Erste Group Bank	63,400	1,362
Schoeller-Bleckmann Oilfield Equipment	47,200	3,759

Total Austria		6,821

Bermuda — 2.0%
Everest Re Group	27,900	2,509

Total Bermuda		2,509

Brazil — 6.9%
Amil Participacoes	309,600	3,135
Banco Bradesco ADR	122,483	2,228
Itau Unibanco Holding ADR	100,610	1,924
Petroleo Brasileiro ADR	46,300	1,251

Total Brazil		8,538

Canada — 1.1%
Rogers Communications, Cl B	38,700	1,407

Total Canada		1,407

China — 10.6%
Anhui Conch Cement, Cl H	674,000	2,452
China Merchants Bank, Cl H	790,500	1,597
China Oilfield Services, Cl H	1,467,200	2,445
China Shipping Container Lines, Cl H *	2,151,000	408
Industrial & Commercial Bank of China, Cl H	2,191,000	1,369
Mindray Medical International ADR	68,800	1,878
Weichai Power, Cl H	594,000	2,991

Total China		13,140

Colombia — 2.0%
BanColombia ADR	39,100	2,439

Total Colombia		2,439

Czech Republic — 0.5%
Komercni Banka	3,100	599

Total Czech Republic		599

France — 0.7%
Societe Generale	31,968	923

Total France		923

Hong Kong — 1.7%
Orient Overseas International	473,200	2,137

Total Hong Kong		2,137

India — 1.2%
ICICI Bank ADR	39,600	1,472

Total India		1,472

Description	Shares	Value (000)
Ireland — 1.4%
ICON ADR *	103,500	$1,739

Total Ireland		1,739

Israel — 0.8%
Ceragon Networks *	104,700	1,056

Total Israel		1,056

Japan — 7.7%
Denso	85,900	2,649
Hitachi	396,000	2,127
Nippon Steel	702,000	1,835
Secom	61,600	2,921

Total Japan		9,532

Mexico — 1.5%
Grupo Elektra	23,400	1,804

Total Mexico		1,804

Netherlands — 6.5%
Core Laboratories	42,300	4,579
KONINKLIJKE KPN	104,400	1,378
Royal Dutch Shell, Cl A	58,352	2,086

Total Netherlands		8,043

Norway — 5.7%
DnB	271,300	3,169
Norsk Hydro	272,200	1,424
StatoilHydro ADR	96,300	2,449

Total Norway		7,042

Singapore — 2.1%
United Industrial	1,209,900	2,600

Total Singapore		2,600

South Korea — 1.3%
Hanjin Shipping	33,637	331
POSCO ADR	14,600	1,254

Total South Korea		1,585

Spain — 2.1%
Mapfre	693,517	2,554

Total Spain		2,554

Sweden — 2.3%
Getinge, Cl B	109,300	2,858

Total Sweden		2,858

Switzerland — 6.6%
Credit Suisse Group ADR	68,800	1,993
Novartis ADR	34,200	1,931
Roche Holding	13,900	2,300
Transocean	36,400	2,080

Total Switzerland		8,304

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares/Number of Rights	Value (000)
Taiwan — 2.0%
Advanced Semiconductor Engineering ADR	574,295	$2,538

Total Taiwan		2,538

Turkey — 2.1%
Akbank	496,600	1,814
Turkiye Garanti Bankasi	233,500	822

Total Turkey		2,636

United Kingdom — 14.5%
ARM Holdings ADR	214,000	6,011
Diageo	137,232	2,851
HSBC Holdings	193,482	1,695
Rio Tinto ADR	63,000	3,406
Shire	134,500	4,238

Total United Kingdom		18,201

United States — 1.7%
Carnival	58,500	2,060

Total United States		2,060

Total Common Stock (Cost $106,609 (000))		115,941

Exchange Traded Funds — 4.8%
iShares MSCI EAFE Index Fund	78,600	4,117
iShares MSCI United Kingdom Index Fund	109,800	1,831

Exchange Traded Funds (Cost $6,317 (000))		5,948

Rights — 0.0%
Hanjin Shipping, Expires 11/04/11*	14,222	46

Total Rights (Cost $0 (000))		46

Cash Equivalents (A)— 8.2%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (B)	5,786,586	5,787
Dreyfus Government Cash Management, 0.000%	4,394,437	4,394

Total Cash Equivalents (Cost $10,181 (000))		10,181

Total Investments — 106.2% (Cost $123,107 (000)) †		$132,116

Percentages are based on net assets of $124,436 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
(B)	Investment in affiliated security.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $123,107 (000), and the unrealized appreciation and depreciation were $15,135 (000) and $(6,126) (000), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities Common Stock
Australia	$3,404	$—	$—	$3,404
Austria	—	6,821	—	6,821
Bermuda	2,509	—	—	2,509
Brazil	8,538	—	—	8,538
Canada	1,407	—	—	1,407
China	1,878	11,262	—	13,140
Colombia	2,439	—	—	2,439
Czech Republic	—	599	—	599
France	—	923	—	923
Hong Kong	—	2,137	—	2,137
India	1,472	—	—	1,472
Ireland	1,739	—	—	1,739
Israel	1,056	—	—	1,056
Japan	—	9,532	—	9,532
Mexico	1,804	—	—	1,804
Netherlands	4,579	3,464	—	8,043
Norway	2,449	4,593	—	7,042
Singapore	—	2,600	—	2,600
South Korea	1,254	331	—	1,585
Spain	—	2,554	—	2,554
Sweden	—	2,858	—	2,858
Switzerland	6,004	2,300	—	8,304
Taiwan	2,538	—	—	2,538
Turkey	—	2,636	—	2,636
United Kingdom	13,655	4,546	—	18,201
United States	2,060	—	—	2,060

Total Common Stock	58,785	57,156	—	115,941

Exchange Traded Funds	5,948	—	—	5,948
Rights	46	—	—	46
Cash Equivalent	10,181	—	—	10,181

Total Investments in Securities	$74,960	$57,156	$—	$132,116

The primary reason for changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Aside from transfers between Level 1 and 2 for foreign equity securities, there were no other transfers between level 1 and level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-0700

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

	Face Amount	Value
Description	(000)	(000)
Municipal Bonds — 99.0%
District of Columbia — 1.3%
Metropolitan Washington, Airports Authority, Ser C, RB
Callable 10/01/18 @ 100
5.125%, 10/01/39	$100	$105

Total District of Columbia		105

Louisiana — 80.0%
Bienville Parish, GO
Callable 03/01/20 @ 100
4.000%, 03/01/29	180	182
Caddo-Bossier Parishes, Port Commission Project, RB
Callable 04/01/21 @ 100
5.125%, 04/01/37	100	103
Hammond, Area Recreation District No. 1 Project, RB, AGM
Callable 04/01/18 @ 100
4.750%, 04/01/26	150	157
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB
Callable 02/01/18 @ 101
4.550%, 02/01/25	160	169
Jefferson Parish, Hospital Service District No. 2 Project, RB, AGM
Callable 11/25/11 @ 100
5.000%, 07/01/28	100	100
Kenner Consolidated Sewage District, RB, AGM
Callable 11/01/21 @ 100
4.375%, 11/01/29	300	298
Lafayette Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	205
Lafayette Consolidated Government, RB, XLCA
Callable 11/01/17 @ 100
5.250%, 11/01/31	150	154
Lafayette, Consolidated Government, Public Improvement Project, RB
Callable 03/01/21 @ 100
5.000%, 03/01/29	200	216
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB, Assured Guaranty
Callable 10/01/19 @ 100
6.000%, 10/01/38	100	108
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB, NATL-RE
Callable 10/01/12 @ 102
5.000%, 10/01/32	75	77
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	300

	Face Amount	Value
Description	(000)	(000)
Louisiana — (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	$300	$295
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/32	100	107
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	174
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL- RE
Callable 12/05/11 @ 100
6.375%, 05/01/31	200	201
Louisiana State, University & Agricultural & Mechanical College, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	107
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	107
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC
Callable 05/01/17 @ 100
5.000%, 05/01/27	250	260
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	328
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	126
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	180

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

	Face Amount	Value
Description	(000)	(000)
Louisiana — (continued)
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	$200	$219
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	26
Louisiana, Public Facilities Authority, Ser B, RB, Pre-Refunded @ 100
5.500%, 05/15/26 (B)	115	142
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	102
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	119
Sabine Parish, Consolidated School District No. 20-South Sabine, GO
Callable 03/01/19 @ 100
4.000%, 03/01/26	210	226
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	315	307
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	108
St. Mary Parish, RB
Callable 03/01/20 @ 100
5.000%, 03/01/28	100	100
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG
Callable 06/01/16 @ 101
5.000%, 06/01/31	200	206
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	300	279
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	150
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	200	214

	Face Amount	Value
Description	(000)/Shares	(000)
Louisiana — (continued)
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	$250	$249

Total Louisiana		6,401

Puerto Rico — 16.9%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, Assured Guaranty
Callable 07/01/18 @ 100
5.125%, 07/01/47	250	251
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	310	312
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
6.000%, 07/01/40	125	131
Callable 07/01/21 @ 100
5.750%, 07/01/41	125	129
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.000%, 08/01/39	100	108
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM
Callable 08/01/20 @ 100
5.125%, 08/01/42	200	204
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	212

Total Puerto Rico		1,347

Virgin Islands — 0.8%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	65

Total Virgin Islands		65

Total Municipal Bonds (Cost $7,590 (000))		7,918

Cash Equivalent (A) — 3.9%
Federated Tax-Free Obligations Fund, 0.020%	317,515	318

Total Cash Equivalent (Cost $318 (000))		318

Total Investments — 102.9% (Cost $7,908 (000)) †		$8,236

Percentages are based on net assets of $8,001 (000).

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

(A) — The rate reported is the 7-day effective yield as of October 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $7,908 (000), and the unrealized appreciation and depreciation were $329 (000) and $(1) (000), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal onds	$—	$7,918	$—	$7,918
Cash Equivalent	318	—	—	318

Total Investments in Securities	$318	$7,918	$—	$8,236

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

HHF-QH-009-0200

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Municipal Bonds — 95.9%
District of Columbia — 2.3%
District of Columbia, United Negro College Fund Project, RB
Callable 07/01/20 @ 100
6.875%, 07/01/40	$415	$455
Washington, Convention Center Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	110	103

Total District of Columbia		558

Mississippi — 76.7%
Canton Public School District, COP
Callable 09/01/20 @ 100
4.750%, 09/01/30	855	838
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100
3.000%, 07/01/21	270	270
Callable 07/01/17 @ 100
3.000%, 07/01/22	275	273
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	189
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 12/05/11 @ 100
5.750%, 07/01/31	400	400
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	580	610
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/37	150	153
Mississippi Development Bank, RB, AMBAC
Callable 12/05/11 @ 100
4.800%, 10/01/17	120	120
Mississippi Development Bank, RB, Assured Guaranty
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	54
Mississippi Development Bank, Ser A, RB, AGM
Callable 09/01/21 @ 100
4.500%, 09/01/34	950	953
Mississippi Development Bank, Ser D, RB
Callable 08/01/20 @ 100
5.250%, 08/01/27	250	270
Mississippi Development Bank, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	126
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	95	96

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Mississippi State, Capital Improvement Project, Ser B, GO
Callable 12/01/17 @ 100
5.000%, 12/01/23	$170	$189
Mississippi, Development Bank, Attala County Project, RB
Callable 05/01/21 @ 100
5.750%, 05/01/36	120	123
Mississippi, Development Bank, Capital & Equipment Acquisition Project, RB, AMBAC
5.000%, 07/01/24	755	741
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	165	173
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	107
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	225
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
Callable 08/01/20 @ 100
5.000%, 08/01/22	200	220
Mississippi, Development Bank, Greene County Regional Project, RB
4.250%, 04/01/21	250	261
4.125%, 04/01/20	200	209
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	231
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	423
Callable 04/01/21 @ 100
4.200%, 04/01/24	400	417
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM
Callable 04/01/18 @ 100
5.375%, 04/01/28	250	270
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior COLLEGE, RB, Assured Guaranty
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	268

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Callable 03/01/19 @ 100
5.000%, 03/01/33	$75	$80
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	411
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	322
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	53
Callable 04/01/21 @ 100
5.000%, 04/01/24	105	112
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/27	450	470
Mississippi, Development Bank, Lowndes County Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 12/01/25	100	107
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
4.500%, 10/01/18	550	564
Mississippi, Development Bank, Monroe County Hospital Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/26	285	289
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA
Callable 03/01/16 @ 100
5.000%, 03/01/41	450	396
Mississippi, Development Bank, RB, AMBAC
Callable 03/01/16 @ 100
5.000%, 03/01/22	175	188
Mississippi, Development Bank, Ser A, RB, AGM
Callable 10/01/21 @ 100
5.750%, 10/01/31	710	772
Mississippi, Development Bank, Water & Sewer Project, RB, Assured Guaranty
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	245
Mississippi, Development Bank, Water & Sewer System Project, RB, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/29	220	228
Callable 09/01/14 @ 100
5.000%, 09/01/34	100	102

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM
Callable 01/01/18 @ 100
5.000%, 01/01/28	$600	$628
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB
Callable 10/01/20 @ 100
5.000%, 10/01/39	350	357
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	735
Mississippi, State University Educational Building, Residence Hall Construction Project, RB
Callable 08/01/19 @ 100
5.250%, 08/01/33	60	64
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	530
Ridgeland, Mississippi, Colony Park Project, TA
Callable 04/01/21 @ 100
6.375%, 04/01/31	500	516
State of Mississippi, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	1,000	982
Callable 10/01/21 @ 100
3.750%, 10/01/31	810	791
University of Mississippi Educational Building, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	750	739
University of Southern Mississippi, Campus Facilities Improvement Project, RB
Callable 09/01/19 @ 100
5.250%, 09/01/32	100	109
Callable 09/01/19 @ 100
5.125%, 09/01/29	300	325

Total Mississippi		18,324

Puerto Rico — 12.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, Assured Guaranty
Callable 07/01/18 @ 100
5.125%, 07/01/47	150	151
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	220	231

Schedule of Investments	October 31, 2011 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Puerto Rico — (continued)
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	$180	$181
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
5.750%, 07/01/41	275	283
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100
6.000%, 07/01/33	150	161
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100
5.750%, 07/01/36	350	360
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.500%, 08/01/42	500	516
Puerto Rico Highway & Transportation Authority, Ser K, RB
Callable 07/01/15 @ 100
5.000%, 07/01/30	500	495
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	500	529

Total Puerto Rico		2,907

Texas — 2.5%
Harris County Texas, RB
Callable 08/15/19 @ 100
5.000%, 08/15/33	300	315
North Texas, Municipal Water District Project, RB
Callable 09/01/18 @ 100
5.000%, 09/01/38	265	281

Total Texas		596

Virgin Islands — 2.2%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	324
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	99
Virgin Islands, Public Finance Authority, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	101

Total Virgin Islands		524

Total Municipal Bonds (Cost $22,156 (000))		22,909

Description	Shares	Value (000)
Cash Equivalent (A) — 5.2%
Federated Tax-Free Obligations Fund, 0.020%	1,250,866	$1,251

Total Cash Equivalent (Cost $1,251 (000))		1,251

Total Investments — 101.1% (Cost $23,407 (000)) †		$24,160

Percentages are based on net assets of $23,886 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At October 31, 2011, the tax basis cost of the Fund's investments was $23,407 (000), and the unrealized appreciation and depreciation were $790 (000) and $(37) (000), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$22,909	$—	$22,909
Cash
Equivalent	1,251	—	—	1,251

Total Investments in Securities	$1,251	$22,909	$—	$24,160

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual or annual financial statements.

HHF-QH-010-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II
By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011
By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: December 29, 2011